Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000027935 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,438.6	$ 11,438.6	$ 11,438.6	$ 11,260.98	$ 10,426.33	$ 12,570.68	$ 12,390.47	$ 11,607.17	$ 10,593.72	$ 10,584.78	$ 9,932.84	$ 9,981.92	$ 9,550
Average Annual Return, Percent	(3.04%)	(1.20%)	1.35%
C000027935 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	1.56%	(0.29%)	1.82%
C000027937 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 11,104.38	$ 11,104.38	$ 11,104.38	11,015.57	10,274.17	12,482.26	12,395.98	11,703.26	10,763.07	10,829.20	10,242.69	10,373.66	10,000
Average Annual Return, Percent	(0.19%)	(1.04%)	1.05%
C000027937 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	0.79%	(1.04%)	1.05%
C000035677 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 6,143,867.12	$ 6,143,867.12	$ 6,143,867.12	6,030,502.97	5,565,444.33	6,696,181.82	6,584,375.05	6,160,307.36	5,606,711.83	5,588,249.46	5,230,194.8	5,243,077.05	5,000,000
Average Annual Return, Percent	1.87%	(0.05%)	2.08%
Bloomberg U S Aggregate Bond Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return USD Index
Account Value	$ 11,431.77	$ 11,431.77	$ 11,431.77	11,290.61	10,699.08	12,299.22	12,491.85	11,619.61	10,687.97	10,686.76	10,321.2	10,055	10,000
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg Municipal Bond Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Total Return USD Index
Account Value	$ 12,494.21	$ 12,494.21	$ 12,494.21	$ 12,363.96	$ 11,620.11	$ 12,703.15	$ 12,513.29	$ 11,893.38	$ 11,059.97	$ 10,919.97	$ 10,355.75	$ 10,330.12	$ 10,000
Average Annual Return, Percent	1.05%	0.99%	2.25%